Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Interest and dividend income (Note 3)
Loans	$ 5,603	$ 6,394	$ 17,898	$ 18,677
Securities	1,681	1,770	5,153	5,168
Assets purchased under reverse repurchase agreements and securities borrowed	617	2,353	4,118	6,692
Deposits and other	55	93	251	354
Interest income	7,956	10,610	27,420	30,891
Interest expense (Note 3)
Deposits and other	1,838	3,284	7,195	9,813
Other liabilities	917	2,218	4,174	6,165
Subordinated debentures	62	90	226	275
Interest expense	2,817	5,592	11,595	16,253
Net interest income	5,139	5,018	15,825	14,638
Non-interest income
Insurance premiums, investment and fee income	2,212	1,463	4,403	4,557
Trading revenue	623	170	1,015	879
Investment management and custodial fees	1,489	1,440	4,524	4,271
Mutual fund revenue	915	924	2,751	2,696
Securities brokerage commissions	341	324	1,119	982
Service charges	430	480	1,386	1,414
Underwriting and other advisory fees	570	488	1,741	1,387
Foreign exchange revenue, other than trading	246	252	779	744
Card service revenue	259	272	758	820
Credit fees	296	322	960	925
Net gains on investment securities	11	26	67	109
Share of profit in joint ventures and associates	20	21	57	50
Other	369	344	704	1,160
Non-interest income	7,781	6,526	20,264	19,994
Total revenue	12,920	11,544	36,089	34,632
Provision for credit losses (Notes 4 and 5)	675	425	3,924	1,365
Insurance policyholder benefits, claims and acquisition expense	1,785	1,046	3,222	3,431
Non-interest expense
Human resources (Note 7)	4,032	3,615	11,665	10,880
Equipment	469	449	1,399	1,325
Occupancy	415	409	1,229	1,211
Communications	233	281	735	794
Professional fees	337	328	945	923
Amortization of other intangibles	325	299	943	888
Other	569	611	1,784	1,799
Non-interest expense	6,380	5,992	18,700	17,820
Income before income taxes	4,080	4,081	10,243	12,016
Income taxes	879	818	2,052	2,351
Net income	3,201	3,263	8,191	9,665
Net income attributable to:
Shareholders	3,197	3,263	8,185	9,659
Non-controlling interests	4		6	6
Net income	$ 3,201	$ 3,263	$ 8,191	$ 9,665
Basic earnings per share (in dollars) (Note 10)	$ 2.20	$ 2.23	$ 5.61	$ 6.59
Diluted earnings per share (in dollars) (Note 10)	2.20	2.22	5.60	6.57
Dividends per common share (in dollars)	$ 1.08	$ 1.02	$ 3.21	$ 3.02